Portfolio of Investments
Columbia Large Cap Index Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Communication Services 10.6%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	884,902	27,308,076
CenturyLink, Inc.	118,861	1,168,404
Verizon Communications, Inc.	500,993	28,746,978
Total		57,223,458
Entertainment 2.0%
Activision Blizzard, Inc.	93,060	6,698,459
Electronic Arts, Inc.(a)	35,372	4,346,511
Live Nation Entertainment, Inc.(a)	17,070	839,161
Netflix, Inc.(a)	53,087	22,282,207
Take-Two Interactive Software, Inc.(a)	13,712	1,867,163
Walt Disney Co. (The)	218,335	25,610,695
Total		61,644,196
Interactive Media & Services 5.4%
Alphabet, Inc., Class A(a)	36,297	52,032,475
Alphabet, Inc., Class C(a)	36,205	51,734,049
Facebook, Inc., Class A(a)	291,511	65,616,211
Twitter, Inc.(a)	94,049	2,912,698
Total		172,295,433
Media 1.3%
Charter Communications, Inc., Class A(a)	18,996	10,333,824
Comcast Corp., Class A	549,937	21,777,505
Discovery, Inc., Class A(a)	19,156	416,643
Discovery, Inc., Class C(a)	40,636	796,059
DISH Network Corp., Class A(a)	31,015	981,625
Fox Corp., Class A	42,944	1,252,677
Fox Corp., Class B	19,671	566,131
Interpublic Group of Companies, Inc. (The)	46,971	803,674
News Corp., Class A	47,068	576,583
News Corp., Class B	14,748	180,810
Omnicom Group, Inc.	26,380	1,445,360
ViacomCBS, Inc., Class B	65,458	1,357,599
Total		40,488,490
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.1%
T-Mobile U.S.A., Inc.(a)	46,120	4,613,845
Total Communication Services		336,265,422
Consumer Discretionary 10.2%
Auto Components 0.1%
Aptiv PLC	30,928	2,330,425
BorgWarner, Inc.	25,012	804,136
Total		3,134,561
Automobiles 0.2%
Ford Motor Co.	471,717	2,693,504
General Motors Co.	152,310	3,941,783
Harley-Davidson, Inc.	18,691	398,866
Total		7,034,153
Distributors 0.1%
Genuine Parts Co.	17,598	1,467,849
LKQ Corp.(a)	37,125	1,019,453
Total		2,487,302
Diversified Consumer Services 0.0%
H&R Block, Inc.	23,648	402,016
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	56,421	888,067
Chipotle Mexican Grill, Inc.(a)	3,095	3,107,101
Darden Restaurants, Inc.	15,798	1,214,234
Domino’s Pizza, Inc.	4,670	1,801,873
Hilton Worldwide Holdings, Inc.	34,184	2,711,133
Las Vegas Sands Corp.	40,940	1,962,664
Marriott International, Inc., Class A	32,869	2,908,907
McDonald’s Corp.	91,226	16,997,228
MGM Resorts International	62,387	1,071,809
Norwegian Cruise Line Holdings Ltd.(a)	30,173	472,509
Royal Caribbean Cruises Ltd.	20,827	1,080,296
Starbucks Corp.	143,063	11,157,483
Wynn Resorts Ltd.	11,709	975,126
Yum! Brands, Inc.	36,637	3,287,438
Total		49,635,868
Columbia Large Cap Index Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.4%
D.R. Horton, Inc.	40,624	2,246,507
Garmin Ltd.	17,497	1,577,704
Leggett & Platt, Inc.	15,945	487,758
Lennar Corp., Class A	33,902	2,049,715
Mohawk Industries, Inc.(a)	7,203	671,320
Newell Brands, Inc.	46,162	607,030
NVR, Inc.(a)	420	1,353,076
PulteGroup, Inc.	30,861	1,048,348
Whirlpool Corp.	7,652	932,167
Total		10,973,625
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc.(a)	50,450	123,217,567
Booking Holdings, Inc.(a)	5,072	8,315,138
eBay, Inc.	92,639	4,218,780
Expedia Group, Inc.	16,929	1,345,517
Total		137,097,002
Leisure Products 0.0%
Hasbro, Inc.	15,412	1,132,936
Multiline Retail 0.5%
Dollar General Corp.	30,841	5,906,360
Dollar Tree, Inc.(a)	28,668	2,805,737
Kohl’s Corp.	18,969	364,584
Nordstrom, Inc.	12,979	209,351
Target Corp.	61,384	7,509,105
Total		16,795,137
Specialty Retail 2.4%
Advance Auto Parts, Inc.	8,387	1,168,477
AutoZone, Inc.(a)	2,887	3,313,872
Best Buy Co., Inc.	27,582	2,153,878
CarMax, Inc.(a)	19,914	1,753,428
Gap, Inc. (The)	25,776	229,406
Home Depot, Inc. (The)	132,143	32,834,893
L Brands, Inc.	28,134	455,489
Lowe’s Companies, Inc.	92,847	12,102,606
O’Reilly Automotive, Inc.(a)	9,168	3,825,256
Ross Stores, Inc.	43,815	4,248,302
Tiffany & Co.	13,081	1,676,069
Common Stocks (continued)
Issuer	Shares	Value ($)
TJX Companies, Inc. (The)	146,902	7,750,550
Tractor Supply Co.	14,337	1,749,401
Ulta Beauty, Inc.(a)	6,925	1,689,769
Total		74,951,396
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	43,818	432,045
Nike, Inc., Class B	150,937	14,879,369
PVH Corp.	8,985	408,548
Ralph Lauren Corp.	6,021	454,646
Tapestry, Inc.	33,428	454,621
Under Armour, Inc., Class A(a)	22,795	199,456
Under Armour, Inc., Class C(a)	23,572	185,276
VF Corp.	39,670	2,225,487
Total		19,239,448
Total Consumer Discretionary		322,883,444
Consumer Staples 6.9%
Beverages 1.7%
Brown-Forman Corp., Class B	22,070	1,455,075
Coca-Cola Co. (The)	467,105	21,804,461
Constellation Brands, Inc., Class A	20,287	3,503,565
Molson Coors Beverage Co., Class B	22,759	863,932
Monster Beverage Corp.(a)	46,247	3,325,622
PepsiCo, Inc.	168,920	22,221,426
Total		53,174,081
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	53,519	16,509,006
Kroger Co. (The)	97,149	3,169,000
Sysco Corp.	61,810	3,409,439
Walgreens Boots Alliance, Inc.	90,819	3,899,768
Walmart, Inc.	171,846	21,319,215
Total		48,306,428
Food Products 1.1%
Archer-Daniels-Midland Co.	67,431	2,650,713
Campbell Soup Co.	20,466	1,043,357
ConAgra Foods, Inc.	58,949	2,050,836
General Mills, Inc.	73,213	4,615,347
Hershey Co. (The)	17,969	2,438,034
Hormel Foods Corp.	33,686	1,644,887

2	Columbia Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
JM Smucker Co. (The)	13,816	1,574,057
Kellogg Co.	30,166	1,970,141
Kraft Heinz Co. (The)	75,439	2,298,626
Lamb Weston Holdings, Inc.	17,693	1,062,642
McCormick & Co., Inc.	14,973	2,622,671
Mondelez International, Inc., Class A	174,415	9,090,510
Tyson Foods, Inc., Class A	35,758	2,196,971
Total		35,258,792
Household Products 1.7%
Church & Dwight Co., Inc.	29,723	2,231,306
Clorox Co. (The)	15,208	3,136,650
Colgate-Palmolive Co.	103,821	7,509,373
Kimberly-Clark Corp.	41,526	5,873,437
Procter & Gamble Co. (The)	302,088	35,018,041
Total		53,768,807
Personal Products 0.2%
Coty, Inc., Class A	35,808	129,983
Estee Lauder Companies, Inc. (The), Class A	26,961	5,323,989
Total		5,453,972
Tobacco 0.7%
Altria Group, Inc.	226,303	8,837,132
Philip Morris International, Inc.	188,479	13,826,820
Total		22,663,952
Total Consumer Staples		218,626,032
Energy 2.8%
Energy Equipment & Services 0.2%
Baker Hughes Co.	78,723	1,299,717
Halliburton Co.	106,334	1,249,424
National Oilwell Varco, Inc.	46,736	582,798
Schlumberger Ltd.	167,705	3,097,511
TechnipFMC PLC	50,907	376,712
Total		6,606,162
Oil, Gas & Consumable Fuels 2.6%
Apache Corp.	45,554	491,528
Cabot Oil & Gas Corp.	49,416	980,413
Chevron Corp.	229,058	21,004,619
Concho Resources, Inc.	24,352	1,327,671
ConocoPhillips Co.	132,915	5,606,355
Common Stocks (continued)
Issuer	Shares	Value ($)
Devon Energy Corp.	46,879	506,762
Diamondback Energy, Inc.	19,518	831,076
EOG Resources, Inc.	70,472	3,591,958
Exxon Mobil Corp.(b)	512,539	23,305,148
Hess Corp.	31,378	1,489,514
HollyFrontier Corp.	17,988	565,723
Kinder Morgan, Inc.	235,955	3,728,089
Marathon Oil Corp.	96,901	517,451
Marathon Petroleum Corp.	78,655	2,763,937
Noble Energy, Inc.	57,944	505,851
Occidental Petroleum Corp.	108,209	1,401,307
ONEOK, Inc.	50,042	1,836,041
Phillips 66	53,825	4,212,344
Pioneer Natural Resources Co.	20,063	1,837,771
Valero Energy Corp.	49,745	3,315,007
Williams Companies, Inc. (The)	146,824	2,999,614
Total		82,818,179
Total Energy		89,424,341
Financials 10.1%
Banks 3.7%
Bank of America Corp.	980,677	23,653,929
Citigroup, Inc.	264,463	12,670,422
Citizens Financial Group, Inc.	52,656	1,269,010
Comerica, Inc.	17,464	634,816
Fifth Third Bancorp	85,964	1,666,842
First Republic Bank	20,410	2,207,750
Huntington Bancshares, Inc.	125,105	1,112,183
JPMorgan Chase & Co.	379,940	36,971,961
KeyCorp	119,315	1,413,883
M&T Bank Corp.	15,987	1,689,186
People’s United Financial, Inc.	53,796	615,964
PNC Financial Services Group, Inc. (The)	53,083	6,053,585
Regions Financial Corp.	116,858	1,321,664
SVB Financial Group(a)	6,249	1,341,973
Truist Financial Corp.	162,456	5,975,132
U.S. Bancorp	172,175	6,122,543
Wells Fargo & Co.	466,218	12,340,791
Zions Bancorp	20,647	679,390
Total		117,741,024

Columbia Large Cap Index Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.6%
Ameriprise Financial, Inc.(c)	15,349	2,149,934
Bank of New York Mellon Corp. (The)	101,658	3,778,628
BlackRock, Inc.	18,455	9,756,051
Cboe Global Markets, Inc.	13,427	1,429,438
Charles Schwab Corp. (The)	138,494	4,973,319
CME Group, Inc.	43,413	7,927,214
E*TRADE Financial Corp.	27,370	1,246,430
Franklin Resources, Inc.	33,785	637,523
Goldman Sachs Group, Inc. (The)	38,602	7,584,907
Intercontinental Exchange, Inc.	67,455	6,559,999
Invesco Ltd.	45,088	359,351
MarketAxess Holdings, Inc.	4,590	2,334,428
Moody’s Corp.	19,668	5,259,420
Morgan Stanley	141,083	6,235,869
MSCI, Inc.	10,263	3,374,987
Nasdaq, Inc.	13,904	1,647,068
Northern Trust Corp.	25,671	2,028,266
Raymond James Financial, Inc.	14,960	1,036,429
S&P Global, Inc.	29,609	9,623,517
State Street Corp.	44,053	2,685,471
T. Rowe Price Group, Inc.	28,303	3,421,833
Total		84,050,082
Consumer Finance 0.5%
American Express Co.	81,283	7,727,575
Capital One Financial Corp.	56,421	3,838,885
Discover Financial Services	37,976	1,804,239
Synchrony Financial	68,370	1,392,697
Total		14,763,396
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B(a)	236,948	43,972,810
Insurance 1.9%
Aflac, Inc.	88,920	3,242,912
Allstate Corp. (The)	39,243	3,838,358
American International Group, Inc.	105,388	3,167,963
Aon PLC, Class A	28,361	5,585,699
Arthur J Gallagher & Co.	22,592	2,129,974
Assurant, Inc.	7,344	753,348
Common Stocks (continued)
Issuer	Shares	Value ($)
Chubb Ltd.	54,901	6,694,628
Cincinnati Financial Corp.	18,402	1,084,798
Everest Re Group Ltd.	4,936	979,352
Globe Life, Inc.	12,068	929,477
Hartford Financial Services Group, Inc. (The)	43,664	1,671,895
Lincoln National Corp.	24,026	911,306
Loews Corp.	30,982	1,029,842
Marsh & McLennan Companies, Inc.	61,129	6,474,784
MetLife, Inc.	94,693	3,409,895
Principal Financial Group, Inc.	31,283	1,208,149
Progressive Corp. (The)	70,822	5,501,453
Prudential Financial, Inc.	48,693	2,968,325
Travelers Companies, Inc. (The)	31,265	3,344,730
Unum Group	24,982	378,477
Willis Towers Watson PLC	15,575	3,160,167
WR Berkley Corp.	17,580	1,018,761
Total		59,484,293
Total Financials		320,011,605
Health Care 14.8%
Biotechnology 2.4%
AbbVie, Inc.	213,578	19,792,273
Alexion Pharmaceuticals, Inc.(a)	26,802	3,213,560
Amgen, Inc.	71,979	16,533,576
Biogen, Inc.(a)	21,854	6,711,145
Gilead Sciences, Inc.	153,259	11,928,148
Incyte Corp.(a)	21,660	2,207,370
Regeneron Pharmaceuticals, Inc.(a)	12,212	7,483,636
Vertex Pharmaceuticals, Inc.(a)	31,154	8,971,106
Total		76,840,814
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	214,101	20,322,467
ABIOMED, Inc.(a)	5,472	1,225,181
Align Technology, Inc.(a)	8,692	2,134,929
Baxter International, Inc.	61,843	5,566,489
Becton Dickinson and Co.	35,712	8,818,364
Boston Scientific Corp.(a)	168,848	6,414,536
Cooper Companies, Inc. (The)	6,005	1,903,465
Danaher Corp.	76,076	12,675,022
Dentsply Sirona, Inc.	26,941	1,253,295

4	Columbia Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
DexCom, Inc.(a)	11,020	4,168,976
Edwards Lifesciences Corp.(a)	25,266	5,677,776
Hologic, Inc.(a)	32,480	1,721,440
IDEXX Laboratories, Inc.(a)	10,389	3,208,954
Intuitive Surgical, Inc.(a)	14,001	8,121,000
Medtronic PLC	162,366	16,006,040
ResMed, Inc.	17,422	2,801,806
STERIS PLC	10,270	1,703,690
Stryker Corp.	39,003	7,634,057
Teleflex, Inc.	5,610	2,035,645
Varian Medical Systems, Inc.(a)	11,007	1,336,140
West Pharmaceutical Services, Inc.	8,960	1,935,718
Zimmer Biomet Holdings, Inc.	24,920	3,148,393
Total		119,813,383
Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	18,209	1,736,046
Anthem, Inc.	30,718	9,034,471
Cardinal Health, Inc.	35,436	1,937,995
Centene Corp.(a)	70,725	4,685,531
Cigna Corp.	45,235	8,925,770
CVS Health Corp.	157,597	10,333,635
DaVita, Inc.(a)	10,867	879,792
HCA Healthcare, Inc.	32,049	3,426,038
Henry Schein, Inc.(a)	17,773	1,079,177
Humana, Inc.	16,040	6,586,826
Laboratory Corp. of America Holdings(a)	11,765	2,062,640
McKesson Corp.	19,566	3,104,537
Quest Diagnostics, Inc.	16,316	1,929,857
UnitedHealth Group, Inc.	114,766	34,986,415
Universal Health Services, Inc., Class B	9,735	1,026,556
Total		91,735,286
Health Care Technology 0.1%
Cerner Corp.	38,044	2,773,408
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	37,488	3,304,192
Illumina, Inc.(a)	17,803	6,463,379
IQVIA Holdings, Inc.(a)	21,855	3,267,760
Mettler-Toledo International, Inc.(a)	2,952	2,346,840
Common Stocks (continued)
Issuer	Shares	Value ($)
PerkinElmer, Inc.	13,455	1,351,824
Thermo Fisher Scientific, Inc.	48,570	16,960,158
Waters Corp.(a)	7,807	1,560,229
Total		35,254,382
Pharmaceuticals 4.5%
Bristol-Myers Squibb Co.	283,969	16,958,629
Eli Lilly and Co.	102,348	15,654,127
Johnson & Johnson	318,817	47,424,029
Merck & Co., Inc.	308,409	24,894,774
Mylan NV(a)	62,522	1,067,250
Perrigo Co. PLC	16,487	902,993
Pfizer, Inc.	670,383	25,601,927
Zoetis, Inc.	57,700	8,042,803
Total		140,546,532
Total Health Care		466,963,805
Industrials 7.7%
Aerospace & Defense 1.7%
Boeing Co. (The)	64,771	9,446,850
General Dynamics Corp.	28,390	4,168,504
Howmet Aerospace, Inc.	46,925	613,779
Huntington Ingalls Industries, Inc.	4,955	990,455
L3 Harris Technologies, Inc.	26,782	5,341,670
Lockheed Martin Corp.	30,072	11,681,168
Northrop Grumman Corp.	18,987	6,364,442
Raytheon Technologies Corp.	177,817	11,472,753
Textron, Inc.	27,652	856,382
TransDigm Group, Inc.	6,035	2,563,789
Total		53,499,792
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	16,387	1,329,477
Expeditors International of Washington, Inc.	20,626	1,575,208
FedEx Corp.	29,075	3,796,032
United Parcel Service, Inc., Class B	84,886	8,463,983
Total		15,164,700

Columbia Large Cap Index Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.2%
Alaska Air Group, Inc.	14,919	510,081
American Airlines Group, Inc.	47,229	495,904
Delta Air Lines, Inc.	69,723	1,757,717
Southwest Airlines Co.	63,818	2,048,558
United Airlines Holdings, Inc.(a)	30,190	846,527
Total		5,658,787
Building Products 0.4%
Allegion PLC	11,256	1,122,223
AO Smith Corp.	16,606	788,785
Carrier Global Corp.(a)	98,275	2,011,689
Fortune Brands Home & Security, Inc.	16,861	1,027,847
Johnson Controls International PLC	93,443	2,935,045
Masco Corp.	34,417	1,605,553
Trane Technologies PLC	29,028	2,618,616
Total		12,109,758
Commercial Services & Supplies 0.4%
Cintas Corp.	10,160	2,519,274
Copart, Inc.(a)	24,778	2,214,905
Republic Services, Inc.	25,513	2,180,341
Rollins, Inc.	17,056	712,941
Waste Management, Inc.	47,280	5,047,140
Total		12,674,601
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	16,409	1,378,684
Quanta Services, Inc.	17,241	636,710
Total		2,015,394
Electrical Equipment 0.4%
AMETEK, Inc.	27,688	2,539,266
Eaton Corp. PLC	50,082	4,251,962
Emerson Electric Co.	73,793	4,502,849
Rockwell Automation, Inc.	13,994	3,024,943
Total		14,319,020
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.1%
3M Co.	69,663	10,898,080
General Electric Co.	1,057,959	6,950,791
Honeywell International, Inc.	86,553	12,623,755
Roper Technologies, Inc.	12,607	4,964,636
Total		35,437,262
Machinery 1.4%
Caterpillar, Inc.	66,952	8,042,944
Cummins, Inc.	18,558	3,147,437
Deere & Co.	38,145	5,802,617
Dover Corp.	17,595	1,711,114
Flowserve Corp.	15,850	413,685
Fortive Corp.	35,800	2,183,084
IDEX Corp.	9,210	1,467,798
Illinois Tool Works, Inc.	35,431	6,110,430
Ingersoll Rand, Inc.(a)	41,922	1,182,200
Otis Worldwide Corp.	49,137	2,587,063
PACCAR, Inc.	41,897	3,094,512
Parker-Hannifin Corp.	15,559	2,800,153
Pentair PLC	20,362	796,969
Snap-On, Inc.	6,647	862,050
Stanley Black & Decker, Inc.	18,410	2,309,535
Westinghouse Air Brake Technologies Corp.	22,056	1,346,960
Xylem, Inc.	21,813	1,447,074
Total		45,305,625
Professional Services 0.3%
Equifax, Inc.	14,668	2,252,418
IHS Markit Ltd.	48,578	3,374,228
Nielsen Holdings PLC	43,103	598,701
Robert Half International, Inc.	14,240	722,537
Verisk Analytics, Inc.	19,854	3,428,389
Total		10,376,273
Road & Rail 1.0%
CSX Corp.	94,196	6,742,550
JB Hunt Transport Services, Inc.	10,332	1,236,430
Kansas City Southern	12,012	1,808,046
Norfolk Southern Corp.	31,583	5,630,933

6	Columbia Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Old Dominion Freight Line, Inc.	11,600	1,984,644
Union Pacific Corp.	84,089	14,283,358
Total		31,685,961
Trading Companies & Distributors 0.2%
Fastenal Co.	69,472	2,866,415
United Rentals, Inc.(a)	9,104	1,264,454
W.W. Grainger, Inc.	5,287	1,636,961
Total		5,767,830
Total Industrials		244,015,003
Information Technology 25.4%
Communications Equipment 1.0%
Arista Networks, Inc.(a)	6,572	1,534,299
Cisco Systems, Inc.	513,894	24,574,411
F5 Networks, Inc.(a)	7,364	1,067,191
Juniper Networks, Inc.	40,547	983,670
Motorola Solutions, Inc.	20,753	2,808,504
Total		30,968,075
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	35,914	3,467,856
CDW Corp.	17,410	1,930,943
Corning, Inc.	93,171	2,123,367
FLIR Systems, Inc.	16,251	750,796
IPG Photonics Corp.(a)	4,310	669,774
Keysight Technologies, Inc.(a)	22,727	2,457,470
TE Connectivity Ltd.	40,516	3,291,925
Zebra Technologies Corp., Class A(a)	6,530	1,706,420
Total		16,398,551
IT Services 5.6%
Accenture PLC, Class A	76,933	15,511,232
Akamai Technologies, Inc.(a)	19,576	2,071,141
Alliance Data Systems Corp.	4,968	230,167
Automatic Data Processing, Inc.	52,419	7,678,859
Broadridge Financial Solutions, Inc.	13,886	1,681,595
Cognizant Technology Solutions Corp., Class A	66,334	3,515,702
DXC Technology Co.	31,015	440,723
Fidelity National Information Services, Inc.	74,450	10,335,894
Fiserv, Inc.(a)	69,187	7,387,096
FleetCor Technologies, Inc.(a)	10,508	2,561,745
Common Stocks (continued)
Issuer	Shares	Value ($)
Gartner, Inc.(a)	10,834	1,318,498
Global Payments, Inc.	36,408	6,534,872
International Business Machines Corp.	107,288	13,400,271
Jack Henry & Associates, Inc.	9,315	1,684,711
Leidos Holdings, Inc.	16,120	1,697,275
MasterCard, Inc., Class A	107,534	32,355,905
Paychex, Inc.	38,588	2,789,141
PayPal Holdings, Inc.(a)	142,242	22,048,932
VeriSign, Inc.(a)	12,511	2,740,034
Visa, Inc., Class A	207,364	40,485,747
Western Union Co. (The)	50,785	1,016,716
Total		177,486,256
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc.(a)	141,688	7,622,814
Analog Devices, Inc.	44,614	5,039,151
Applied Materials, Inc.	111,898	6,286,430
Broadcom, Inc.	48,048	13,994,941
Intel Corp.	526,947	33,160,775
KLA Corp.	19,116	3,363,651
Lam Research Corp.	17,576	4,810,024
Maxim Integrated Products, Inc.	32,776	1,890,520
Microchip Technology, Inc.	28,954	2,780,163
Micron Technology, Inc.(a)	134,106	6,425,018
NVIDIA Corp.	74,137	26,320,118
Qorvo, Inc.(a)	14,075	1,474,216
QUALCOMM, Inc.	138,322	11,187,483
Skyworks Solutions, Inc.	20,642	2,446,903
Texas Instruments, Inc.	113,237	13,445,761
Xilinx, Inc.	30,464	2,801,165
Total		143,049,133
Software 8.4%
Adobe, Inc.(a)	58,640	22,670,224
ANSYS, Inc.(a)	10,366	2,933,578
Autodesk, Inc.(a)	26,651	5,606,837
Cadence Design Systems, Inc.(a)	33,993	3,103,221
Citrix Systems, Inc.	13,933	2,063,756
Fortinet, Inc.(a)	17,192	2,393,126
Intuit, Inc.	31,529	9,153,499
Microsoft Corp.	924,129	169,346,639

Columbia Large Cap Index Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NortonLifeLock, Inc.	69,455	1,582,185
Oracle Corp.	262,436	14,111,184
Paycom Software, Inc.(a)	5,940	1,765,546
Salesforce.com, Inc.(a)	107,447	18,780,661
ServiceNow, Inc.(a)	22,850	8,864,201
Synopsys, Inc.(a)	18,206	3,293,648
Total		265,668,305
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.(b)	505,952	160,862,379
Hewlett Packard Enterprise Co.	156,751	1,522,052
HP, Inc.	179,519	2,717,918
NetApp, Inc.	27,644	1,231,264
Seagate Technology PLC	28,002	1,485,226
Western Digital Corp.	36,024	1,598,385
Xerox Holdings Corp.	22,520	357,617
Total		169,774,841
Total Information Technology		803,345,161
Materials 2.5%
Chemicals 1.8%
Air Products & Chemicals, Inc.	26,698	6,451,572
Albemarle Corp.	12,845	982,899
Celanese Corp., Class A	14,646	1,316,822
CF Industries Holdings, Inc.	26,343	773,694
Corteva, Inc.	90,659	2,475,897
Dow, Inc.	89,823	3,467,168
DuPont de Nemours, Inc.	89,739	4,552,459
Eastman Chemical Co.	16,470	1,121,278
Ecolab, Inc.	30,376	6,457,330
FMC Corp.	15,699	1,544,938
International Flavors & Fragrances, Inc.	12,932	1,722,413
Linde PLC	65,071	13,166,466
LyondellBasell Industries NV, Class A	31,095	1,982,617
Mosaic Co. (The)	42,351	512,024
PPG Industries, Inc.	28,640	2,911,829
Sherwin-Williams Co. (The)	9,954	5,911,183
Total		55,350,589
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	7,570	1,454,122
Vulcan Materials Co.	16,035	1,736,911
Total		3,191,033
Containers & Packaging 0.3%
Amcor PLC	196,260	2,003,815
Avery Dennison Corp.	10,119	1,119,870
Ball Corp.	39,631	2,824,105
International Paper Co.	47,501	1,617,409
Packaging Corp. of America	11,464	1,162,564
Sealed Air Corp.	18,722	600,976
WestRock Co.	31,239	876,566
Total		10,205,305
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	175,759	1,594,134
Newmont Corp.	99,316	5,807,007
Nucor Corp.	36,727	1,552,083
Total		8,953,224
Total Materials		77,700,151
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.7%
Alexandria Real Estate Equities, Inc.	14,850	2,282,742
American Tower Corp.	53,654	13,851,853
Apartment Investment & Management Co., Class A	18,034	664,914
AvalonBay Communities, Inc.	16,923	2,640,157
Boston Properties, Inc.	17,417	1,497,514
Crown Castle International Corp.	50,365	8,670,838
Digital Realty Trust, Inc.	31,839	4,570,807
Duke Realty Corp.	44,523	1,535,153
Equinix, Inc.	10,680	7,450,688
Equity Residential	42,281	2,560,537
Essex Property Trust, Inc.	8,003	1,942,888
Extra Space Storage, Inc.	15,691	1,518,104
Federal Realty Investment Trust	8,510	680,034
Healthpeak Properties, Inc.	59,954	1,477,267
Host Hotels & Resorts, Inc.	86,874	1,037,276
Iron Mountain, Inc.	34,782	895,984
Kimco Realty Corp.	51,146	568,232

8	Columbia Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mid-America Apartment Communities, Inc.	13,817	1,607,746
ProLogis, Inc.	89,429	8,182,754
Public Storage	18,197	3,689,260
Realty Income Corp.	41,510	2,295,918
Regency Centers Corp.	20,303	868,765
SBA Communications Corp.	13,641	4,285,047
Simon Property Group, Inc.	37,175	2,144,998
SL Green Realty Corp.	9,877	416,019
UDR, Inc.	35,503	1,312,901
Ventas, Inc.	45,151	1,578,027
Vornado Realty Trust	19,189	694,834
Welltower, Inc.	49,150	2,490,431
Weyerhaeuser Co.	90,264	1,822,430
Total		85,234,118
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	40,551	1,783,433
Total Real Estate		87,017,551
Utilities 3.1%
Electric Utilities 2.0%
Alliant Energy Corp.	29,119	1,437,314
American Electric Power Co., Inc.	59,831	5,100,593
Duke Energy Corp.	88,313	7,562,242
Edison International	43,443	2,524,473
Entergy Corp.	24,123	2,456,204
Evergy, Inc.	27,605	1,702,952
Eversource Energy	39,221	3,282,798
Exelon Corp.	117,758	4,511,309
FirstEnergy Corp.	65,447	2,765,790
NextEra Energy, Inc.	59,211	15,131,963
NRG Energy, Inc.	30,478	1,098,732
Pinnacle West Capital Corp.	13,619	1,060,920
PPL Corp.	93,010	2,598,699
Southern Co. (The)	127,036	7,249,944
Xcel Energy, Inc.	63,526	4,131,096
Total		62,615,029
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Atmos Energy Corp.	14,460	1,486,199
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	80,426	1,004,521
Multi-Utilities 1.0%
Ameren Corp.	29,808	2,227,552
CenterPoint Energy, Inc.	60,839	1,081,717
CMS Energy Corp.	34,388	2,014,449
Consolidated Edison, Inc.	40,266	3,022,366
Dominion Energy, Inc.	99,708	8,476,177
DTE Energy Co.	23,268	2,502,939
NiSource, Inc.	45,254	1,078,403
Public Service Enterprise Group, Inc.	61,265	3,126,966
Sempra Energy	34,146	4,312,981
WEC Energy Group, Inc.	38,211	3,505,095
Total		31,348,645
Water Utilities 0.1%
American Water Works Co., Inc.	21,903	2,781,681
Total Utilities		99,236,075
Total Common Stocks (Cost $1,128,133,993)		3,065,488,590

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(c),(d)	49,702,302	49,707,272
Total Money Market Funds (Cost $49,689,589)		49,707,272
Total Investments in Securities (Cost: $1,177,823,582)		3,115,195,862
Other Assets & Liabilities, Net		46,832,511
Net Assets		3,162,028,373

At May 31, 2020, securities and/or cash totaling $7,090,520 were pledged as collateral.
Columbia Large Cap Index Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	656	06/2020	USD	99,777,600	9,642,710	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	2,233,812	89,797	(100,986)	(72,689)	2,149,934	49,507	15,963	15,349
Columbia Short-Term Cash Fund, 0.308%
	31,165,087	342,558,722	(324,033,358)	16,821	49,707,272	(35,903)	87,101	49,702,302
Total				(55,868)	51,857,206	13,604	103,064

(d)	The rate shown is the seven-day current annualized yield at May 31, 2020.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Large Cap Index Fund | Quarterly Report 2020